Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Provision for Income Taxes [Table Text Block]
(In thousands)	2012	2011
Current expense:
Federal	$1,665	$2,291
State	455	581
Total current expense	2,120	2,872
Deferred expense (benefit)	560	(140)
Total provision for income taxes	$2,680	$2,732

Effective Tax Rate Reconciliation [Table Text Block]
	2012	2011
Tax based on federal statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	1.82	2.46
Tax-exempt income	(6.00)	(5.32)
Other, net	1.68	2.91
Total income tax expense	31.50%	34.05%

Deferred Tax Assets and Liablilities [Table Text Block]

The components of the deferred tax assets and liabilities at June 30 were as follows:

In thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,390	$1,961
Pension benefits	625	278
Other	468	291
Total deferred tax assets	3,483	2,530

Deferred tax liabilities:

Depreciation	1,581	1,598
Loan costs	425	364
Real estate investment trust income	1,202	---
Unrealized gains on investment available for sale	786	737
Total deferred tax liabilities	3,994	2,699
Net deferred tax liability included in other liabilities	($511)	($169)